Current Receivables - Disclosure of Current Receivables (Detail) - AUD ($)	Jun. 30, 2025	Jun. 30, 2024
Disclosure of trade and other receivables [line items]
GST and VAT receivables	$ 1,691,579	$ 1,251,385
Receivable for grant income	8,169,349	6,093,669
Accounts receivables	7,460	5,242
Current receivables	$ 9,868,388	$ 7,350,296